Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.
Year Ended December 31, 2012
During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.
Year Ended December 31, 2011
The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.
Year Ended December 31, 2010
The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.